Prepayments and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments and Other Receivables [Abstract]
Schedule of Prepayments and Other Receivables
	2024	2023
	€’000	€’000
Prepayments	577	585
VAT recoverable	1,075	1,387
Trade receivables	-	1,473
Grant receivable	803	803
Other receivables	909	671
	3,364	4,919